Other Financial Assets	12 Months Ended
Dec. 31, 2019
Other Financial Assets [Abstract]
Other Financial Assets
13.	Other Financial Assets

(1)	Other financial assets as of December 31, 2018 and 2019 are as follows:

		2018		2019
		Current	Non-current	Current	Non-current
		In millions of won
Loans and receivables	￦	123,657	639,673	64,111	725,755
Less: Allowance for doubtful accounts		(12)	(4,940)	(31)	(15,063)
Less: Present value discount		(992)	(38,712)	(847)	(35,218)
Long-term / short-term financial instruments(*)		1,869,286	448,741	1,351,971	608,256

	￦	1,991,939	1,044,762	1,415,204	1,283,730

(*)

From prior year, certain financial assets at fair value previously recognized as other financial assets is reclassified to financial assets at fair value through profit or loss upon the adoption of IFRS 9 ‘Financial Instruments’.

(2)	Loans and receivables as of December 31, 2018 and 2019 are as follows:

		2018
		Face value	Allowance for doubtful accounts	Present value discount	Carrying value
		In millions of won
Short-term loans and receivables
Loans for tuition	￦	33,333	—	(992)	32,341
Loans for housing		15,572	—	—	15,572
Fisheries loan		320	—	—	320
Other loans		74,432	(12)	—	74,420

		123,657	(12)	(992)	122,653

Long-term loans and receivables
Loans for tuition		414,893	—	(38,659)	376,234
Loans for housing		167,723	—	—	167,723
Loans for related parties		46,798	(4,930)	—	41,868
Fisheries loan		640	—	(53)	587
Other loans		9,619	(10)	—	9,609

		639,673	(4,940)	(38,712)	596,021

	￦	763,330	(4,952)	(39,704)	718,674

		2019
		Face value	Allowance for doubtful accounts	Present value discount	Carrying value
		In millions of won
Short-term loans and receivables
Loans for tuition	￦	33,636	—	(847)	32,789
Loans for housing		17,113	—	—	17,113
Other loans		13,362	(31)	—	13,331

		64,111	(31)	(847)	63,233

Long-term loans and receivables
Loans for tuition		419,905	—	(35,197)	384,708
Loans for housing		199,454	—	—	199,454
Loans for related parties		89,132	(4,930)	—	84,202
Other loans		17,264	(10,133)	(21)	7,110

		725,755	(15,063)	(35,218)	675,474

	￦	789,866	(15,094)	(36,065)	738,707

(3)	Changes in the allowance for doubtful accounts of loans for the years ended December 31, 2017, 2018 and 2019 are as follows:

		2017	2018	2019
		In millions of won
Beginning balance	￦	4,532	8,948	4,952
Bad debt expense		2,465	22	10,142
Other		1,951	(4,018)	—

Ending balance	￦	8,948	4,952	15,094

(4)	Long-term and short-term financial instruments as of December 31, 2018 and 2019 are as follows:

		2018		2019
		Current	Non-current	Current	Non-current
		In millions of won
Time deposits	￦	1,602,285	63,358	1,034,971	257,857
CP		—	—	40,000	—
CD		10,000	—	15,000	—
RP		—	—	40,000	—
Others		257,001	385,383	222,000	350,399

	￦	1,869,286	448,741	1,351,971	608,256